UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21357

Franklin Templeton Limited Duration Income Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end:      3/31

Date of reporting period:   6/30/11

Item 1. Proxy Voting Records.

DEX ONE CORPORATION

Ticker:       DEXO           Security ID:  25212W100

Meeting Date: MAY 03, 2011   Meeting Type: Annual

Record Date:  MAR 10, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Elect Director Jonathan B. Bulkeley     For       For          Management

2     Elect Director Eugene I. Davis          For       For          Management

3     Elect Director Richard L. Kuersteiner   For       For          Management

4     Elect Director W. Kirk Liddell          For       For          Management

5     Elect Director Mark A. McEachen         For       For          Management

6     Elect Director Alfred T. Mockett        For       For          Management

7     Elect Director Alan F. Schultz          For       For          Management

8     Advisory Vote to Ratify Named Executive For       Against      Management

      Officers' Compensation

9     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management

10    Ratify Auditors                         For       For          Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FTLDIT N-PX PE 6/30/2011

(Registrant) Franklin Templeton Limited Duration Income Trust

By (Signature and Title)*/s/LAURA F. FERGERSON

Laura F. Fergerson,

Chief Executive Officer – Finance and Administration

Date  August 26, 2011

* Print the name and title of each signing officer under his or her signature.

FTLDIT N-PX PE 6/30/2011